Audit Information	12 Months Ended
Dec. 31, 2022
Auditor Information [Abstract]
Auditor Name	KPMG LLPWe have served as the Group’s auditor since 2015.
Auditor Location	London, United Kingdom
Auditor Firm ID	1118